Background information of business and organization	12 Months Ended
Dec. 31, 2012
Background information of business and organization [Abstract]
Background information of business and organization

1. Background information of business and organization

Xinyuan Real Estate Co. Ltd. (the "Company") and its subsidiaries (collectively the "Group") are principally engaged in residential real estate development and the provision of property management services. The Group's operations are conducted mainly in the People's Republic of China ("PRC"). In 2012, the Group expanded its business into the U.S. residential real estate market and established Vista Sierra, LLC, XIN Irvine, LLC and 421 Kent Development, LLC to acquire three projects in Reno, Nevada, Irvine, California and Brooklyn, New York, respectively. On April 6, 2012 and September 25, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. (Note 22) and Henan Wanzhong Real Estate Co., Ltd., subsidiaries of the Company, were liquidated, respectively.

The Company's subsidiaries during 2012 are set out below:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500	*	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000	*	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	*	100%	Investment holding company

Xinyuan Real Estate, Ltd. ("Xinyuan")	Cayman Islands January 27, 2006	US$	50,000	*	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10	*	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50	*	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	*	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

XIN Development Management East, LLC	United States August 28, 2012	US$	1	*	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1	*	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1	*	100%	Real estate development

Xinyuan (China) Real Estate, Ltd. ("WFOE")	The PRC April 10, 2006	US$	307,000	*	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan")	The PRC May 19, 1997		200,000		100%	Real estate development

Henan Wanzhong Real Estate Co., Ltd.****	The PRC February 6, 2005		10,000		100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006		10,000		100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006		300,000		100%	Real estate development

Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998		50,000		100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004		2,000		100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004		2,000		100%	Installation of intercom systems

Henan Wanzhuo Real Estate Co., Ltd.	The PRC December 29, 2011		20,000		100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	The PRC November 24, 2006		200,000		100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006		50,000		100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000	Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 31, 2008	200,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC June 12, 2007	220,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	50,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	50,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd.	The PRC March 4, 2008	30,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd.	The PRC January 16, 2009	30,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	The PRC January 16, 2009	30,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") **	The PRC June 13, 2005	10,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. ***	The PRC July 7, 2006	10,000	52%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	The PRC March 8, 2012	30,000	100%	Leasing management services

Henan Xinyuan Priority Commercial Management Co., Ltd.	The PRC August 10, 2012	2,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC September 20, 2012	200,000	100%	Real estate development

*	Expressed in US$'000 or HK$'000
**	Acquired on November 1, 2010, which was formerly a 45% owned equity investee
***	Owned by Jiantou Xinyuan and liquidated on April 6, 2012 (Note 22)
****	Liquidated on September 25, 2012

Excepted when otherwise indicated, equity holdings remained unchanged throughout the year ended December 31, 2012.